Share-based compensation	12 Months Ended
Dec. 31, 2018
Share-based compensation
Share-based compensation

12. Share-based compensation

On January 25, 2015, the Board of Directors of X Financial approved the Share Incentive Plan for the purpose of providing incentives and rewards to employees and executives who contribute to the success of the Company’s operations, and granted 13,843,645 of stock options. On June 29, 2015, May 3, 2016, October 11, 2017, April 30, 2018 and October 31, 2018, the Board of Directors of X Financial granted 630,000,  7,425,000,  16,616,000,  841,054, and 475,000 stock options respectively to certain employees, directors and officers. The stock options shall expire 10 years from the date of grant and vest over a period from three to four years.

On May 9, 2018, the Board of Directors of X Financial granted 40,000,000 share options to certain senior management. The exercise price was the offering price per share of the Group's IPO which was US$4.75, and were eligible to vest, in whole or in part, when both the market capitalization milestone as well as the targeted adjusted net earnings were achieved subsequent to the IPO. The Company determined the service inception date to be May 9, 2018 and the grant date to be the date of the IPO. The offering price of the IPO was used to determine the fair value of ordinary shares at grant date to estimate the total share-based compensation expense of RMB16,210,135 (US$2,357,666) which was recognized over a 5 year period from service inception date on a straight line basis. The share-based compensation expense recognized upon the IPO was RMB9,163,461 (US$1,332,770).

The Company used the Binomial model to estimate the fair value of the options granted on the respective grant dates with assistance from independent valuation firms. The fair value per option was estimated at the date of grant using the assumptions. The weighted-average grant date fair value of the options for the years ended December 31, 2017 and 2018 were RMB16.69 and RMB13.08 per share respectively.

	January 25,	June 29,	May 3,	October 11,	April 30,	May 9,	October 31,
	2015	2015	2016	2017	2018	2018	2018
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Fair value of underlying ordinary shares	4.91	9.66	16.98	30.29	41.33	38.14	26.74
Exercise Price	0.27	0.27	0.27 - 10.71	0.27 - 27.02	25.42	30.27	27.93
Expected Volatility per annum (“p.a.”)	43.00%	38.00%	42.00%	38.60%	45.47%	39.3%	43.90%
Risk-Free Rate (p.a.)	1.81%	2.33%	1.81%	2.35%	2.96%	2.94%	3.15%
Exercise Multiple	2.5	2.5	2.5	2.5	2.5	5.58-38.33	2.5
Dividend Yield (p.a.)	NIL	NIL	NIL	NIL	NIL	NIL	NIL
Time to Maturity (Years)	10	10	10	10	10	5	10

The risk‑free rate of interest is based on the yield curve of government bonds in the PRC as of valuation date. The expected volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. Prior to the IPO, the fair value of the ordinary shares was through a retrospective valuation as at each grant date, which used management’s best estimate for projected cash flows as of the valuation date with the assistance of an independent third‑party appraiser. Subsequent to the IPO, the fair value of ordinary shares was determined by observable market price.

A summary of option activity during the year ended December 31, 2018 is presented below:

								Intrinsic
								value of
	Number of	Exercise Price			Remaining			options
	Options	RMB			Contractual			RMB
Outstanding, as of January 1, 2018	38,259,645	0.27	-	27.02	7.07	-	9.78	1,156,955,666
Granted	41,316,054	25.42	-	30.27			10	1,781,629
Forfeited	2,109,000	0.27	-	30.27	7.34	-	9.83	162,452
Outstanding, as of December 31, 2018	77,466,699	0.27	-	30.27	6.07	-	9.83	1,005,012,166
Vested and expected to vest as of December 31, 2018	77,466,699	0.27	-	30.27	6.07	-	9.83	1,005,012,166
Exercisable as of December 31, 2018	20,053,395	0.27	-	25.42	6.07	-	9.33	586,560,814

The Group recognized the compensation cost for the stock options on a straight line basis.

For the years ended December 31, 2016, 2017 and 2018 the Group recorded compensation expenses of RMB37,893,996,  RMB74,009,575 and RMB171,836,485 (US$24,992,580) respectively for the stock options granted to the Group’s employees. The Group allocated share‑based compensation expense as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Origination and servicing	29,999,172	55,403,160	103,124,758	14,998,874
General and administrative	7,489,762	18,227,289	66,264,371	9,637,753
Sales and marketing	405,062	379,126	2,447,356	355,953

As of December 31, 2016, 2017 and 2018, there were RMB77,111,690,  RMB477,996,293 and RMB425,970,675 (US$61,954,865) respectively of total unrecognized compensation expense related to unvested stock options granted. As of December 31, 2018 that cost is expected to be recognized over a weighted‑average period of 3.2 years.